Income Taxes (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
NOL carryforward	$ 60,357,220	$ 38,797,762
R&E credit carryforward	2,559,479	1,994,478
Share-based compensation	448,534	383,153
Inventory reserve	269,708	226,299
Depreciation	117,629	313,714
Accruals and other	333,126	495,640
Total deferred tax assets	64,085,696	42,211,046
Valuation allowance	(63,520,548)	(41,554,045)
Deferred tax liabilities:
Intangible assets	(565,148)	(657,001)
Fixed assets	0	0
Net deferred tax liability	$ 0	$ 0